CVC - PROPERTY, PLANT AND EQUIPMENT - Assets under Capital Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets under capital lease
Buildings and equipment	$ 48,936	$ 53,833
Less accumulated amortization	(12,972)	(6,306)
Capital leased assets, net	$ 35,964	$ 47,527
Cablevision Systems Corporation And Subsidiaries | Equipment
Assets under capital lease
Buildings and equipment			$ 90,099
Less accumulated amortization			(28,119)
Capital leased assets, net			$ 61,980